Contingent liabilities and financial commitments - Tax Disputes - Additional Information (Details) ৳ in Millions, £ in Millions, R$ in Millions, ₩ in Billions, Rp in Billions							12 Months Ended									16 Months Ended		17 Months Ended		48 Months Ended				72 Months Ended
	Jan. 07, 2026 GBP (£)	Jan. 07, 2026 BDT (৳)	Nov. 13, 2024 GBP (£)	Nov. 13, 2024 BDT (৳)	Aug. 23, 2019 GBP (£)	Aug. 23, 2019 KRW (₩)	Dec. 31, 2025 GBP (£) dispute Case	Dec. 31, 2025 BRL (R$) dispute	Dec. 31, 2025 IDR (Rp) dispute	Dec. 31, 2025 BDT (৳) dispute	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BDT (৳)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BDT (৳)	Dec. 31, 2015	Oct. 30, 2023 GBP (£)	Oct. 30, 2023 BDT (৳)	Jun. 06, 2018 GBP (£)	Jun. 06, 2018 BDT (৳)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 BDT (৳)	Dec. 31, 2025 BRL (R$) Case	Dec. 31, 2025 IDR (Rp) Case	Sep. 11, 2025 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 BRL (R$)
Property, plant and equipment
Disclosure Of Commitments And Contingencies [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used							£ 1				£ 2
Property
Disclosure Of Commitments And Contingencies [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used							7				10
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
VAT claim assessment							19	R$ 142
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period															5 years
Brazil | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount							£ 142																			R$ 1,047
Benefits recognised for claim, reversal																				£ 44	R$ 327
Proportion of incentives reduced							10.00%	10.00%	10.00%	10.00%
Netherlands | Litigation related deposits
Disclosure Of Commitments And Contingencies [Line Items]
Additional provisions, other provisions							£ 171
Other provisions							326
Netherlands | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount							1,082
Netherlands | Tax reassessment | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount							6
Netherlands | Tax reassessment | Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount							£ 1,076
Netherlands | Tax reassessment, reduced fine | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																												£ 92	£ 92
Bangladesh | Tax reassessment | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
VAT claim assessment																£ 31	৳ 5,137
Number of VAT disputes | dispute							4	4	4	4
Notice Amount																						£ 8	৳ 1,235	£ 10	৳ 1,572
Bangladesh | Tax reassessment | National Board Of Revenue (NBR) | Legal proceedings contingent liability
Disclosure Of Commitments And Contingencies [Line Items]
Notice Amount	£ 15	৳ 2,515
Bangladesh | Tax reassessment | VAT 2021 case | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Cause notice amount issued													£ 6	৳ 953
Bangladesh | Tax reassessment | VAT 2024 case | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Cause notice amount issued											£ 12	৳ 1,917
Bangladesh | Tax assessment | Large Taxpayers Unit (LTU) | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount																		£ 148	৳ 24,371
Bangladesh | Tax assessment | National Board Of Revenue (NBR) | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount							£ 125			৳ 20,540
Un paid excise duty amount			£ 10	৳ 1,687			£ 23			৳ 3,794
South Korea | Tax reassessment | BAT Korea | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Settlement received					£ 3	₩ 6.7
South Korea | Tax assessment | BAT Korea
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																														£ 42	₩ 80.7
Souza Cruz | Brazil | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																																£ 223	R$ 1,645
Number of class actions in lawsuit | Case							2																			2	2
Bentoel | Indonesia | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount							£ 270																				Rp 6,054
Additional provisions, other provisions							£ 73		Rp 1,632